Earnings Per Share Attributable To Ordinary Equity Holders of The Parent - Summary of Basic and diluted earnings per share (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share	$ 1,059,973,270	$ 938,272,885	$ 468,061,079
Class A ordinary shares [Member]
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share	$ 249,206,548	$ 69,906,757
Denominator:
Weighted average number of shares outstanding—basic	57,474,495	16,112,737	0
Basic earnings per share	$ 4.34	$ 4.34
Numerator:
Profit attributable to ordinary equity holders of the parent used in the diluted earnings per share	$ 248,629,790	$ 69,906,757
Denominator:
Weighted average number of ordinary shares outstanding—diluted	58,966,142	16,117,254	0
Diluted earnings per share	$ 4.22	$ 4.34
Class B ordinary shares [Member]
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share	$ 810,766,722	$ 868,366,128	$ 468,061,079
Denominator:
Weighted average number of shares outstanding—basic	186,987,093	200,148,822	200,000,001
Basic earnings per share	$ 4.34	$ 4.34	$ 2.34
Numerator:
Profit attributable to ordinary equity holders of the parent used in the diluted earnings per share	$ 810,766,722	$ 868,366,128	$ 468,061,079
Denominator:
Weighted average number of ordinary shares outstanding—diluted	186,987,093	200,204,936	200,000,001
Diluted earnings per share	$ 4.34	$ 4.34	$ 2.34